Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of Income Tax Expense

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Current income taxes	13,179	2,446	18,252	5,498
Deferred income taxes	(4,136)	5,326	(4,181)	3,992
Income taxes	9,043	7,772	14,071	9,490